CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total		Common shares	Accumulated Loss	Accumulated Other Comprehensive Income (Loss)	Paid-In Capital	Noncontrolling Interests
Beginning balance, shares at Dec. 31, 2011				1,000
Beginning Balance at Dec. 31, 2011		$ 3,408			$ (6,680)	$ (598)	$ 7,375	$ 3,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(225)						(225)
Net (loss) income	[1]	(598)			(736)			138
Other comprehensive income		49				46		3
Stock compensation expense and other		12					12
Cash dividends paid by First Data Corporation to Parent		(7)			(7)
Purchase of noncontrolling interest		(48)					(46)	(2)
Ending balance, shares at Dec. 31, 2012				1,000
Ending Balance at Dec. 31, 2012		2,591			(7,423)	(552)	7,341	3,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(189)						(189)
Net (loss) income	[1]	(809)			(952)			143
Other comprehensive income		(36)				(37)		1
Adjustments to redemption value of redeemable noncontrolling interest		(2)					(2)
Stock compensation expense and other		32					32
Capital contributed by Parent		7					7
Cash dividends paid by First Data Corporation to Parent		(28)			(28)
Purchase of noncontrolling interest		9					6	3
Ending balance, shares at Dec. 31, 2013				1,000
Ending Balance at Dec. 31, 2013		1,575			(8,403)	(589)	7,384	3,183
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(118)						(118)
Net (loss) income	[2]	(159)			(235)			76
Other comprehensive income		(15)				(15)		0
Adjustments to redemption value of redeemable noncontrolling interest		2
Adjustment to noncontrolling interest and redemption value of redeemable noncontrolling interest		(3)					(3)
Stock compensation expense and other		30					30
Cash dividends paid by First Data Corporation to Parent		(15)			(15)
Ending balance, shares at Jun. 30, 2014				1,000
Ending Balance at Jun. 30, 2014		1,295			(8,653)	(604)	7,411	3,141
Beginning balance, shares at Dec. 31, 2013				1,000
Beginning Balance at Dec. 31, 2013		1,575			(8,403)	(589)	7,384	3,183
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(231)						(231)
Net (loss) income		(299)	[1]		(458)			159	[1]
Other comprehensive income		(351)				(340)		(11)
Adjustments to redemption value of redeemable noncontrolling interest		(2)					(2)
Stock compensation expense and other		43					43
Capital contributed by Parent		2,482					2,482
Cash dividends paid by First Data Corporation to Parent		(686)			(686)
Purchase of noncontrolling interest		(1)					(1)	0
Ending balance, shares at Dec. 31, 2014				1,000
Ending Balance at Dec. 31, 2014		2,530			(9,547)	(929)	9,906	3,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(145)						(145)
Net (loss) income	[2]	(48)			(138)			90
Other comprehensive income		(129)				(121)		(8)
Adjustments to redemption value of redeemable noncontrolling interest		8
Adjustment to noncontrolling interest and redemption value of redeemable noncontrolling interest		(8)					(8)
Stock compensation expense and other		14					14
Cash dividends paid by First Data Corporation to Parent		(4)			(4)
Ending balance, shares at Jun. 30, 2015				1,000
Ending Balance at Jun. 30, 2015		$ 2,210			$ (9,689)	$ (1,050)	$ 9,912	$ 3,037

[1]	The total net loss presented in the consolidated statements of equity for the twelve months ended December 31, 2014, 2013, and 2012 is $34 million, $34 million, and $36 million, respectively, greater than the amount presented on the consolidated statements of operations due to the net income attributable to the redeemable noncontrolling interest not included in equity.
[2]	The total net loss presented in the unaudited consolidated statements of equity for the six months ended June 30, 2015 and 2014 is $18 million and $17 million, respectively, greater than the amount presented in the unaudited consolidated statements of operations due to the net income attributable to the redeemable noncontrolling interest not included in equity.